RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of leasing transactions with Ship Finance
A summary of leasing transactions with SFL in the years ended December 31, 2020, 2019 and 2018 are as follows;

(in thousands of $)	2020	2019	2018
Charter hire paid (principal and interest)	8,248	11,745	47,324
Lease termination receipts (payments)	3,183	—	(22,391)
Lease interest expense	4,628	6,940	16,400
Contingent rental (income) expense	14,568	(2,607)	(19,738)
Remaining lease obligation	56,277	87,930	99,784

Schedule of net amounts earned (incurred) from related parties excluding Ship Finance
A summary of net amounts earned from (paid to) related parties for the years ended December 31, 2020, 2019 and 2018 are as follows:

(in thousands of $)	2020	2019	2018
Seatankers Management Co. Ltd	7,844	18,878	7,152
SFL	2,112	1,591	2,001
Golden Ocean	5,630	6,851	7,138
Seatankers Management Norway AS	(515)	(705)	(735)
Alta Trading UK Limited	49,238	3,197	—
Seadrill Limited	348	367	279
Archer Limited	372	418	317
Flex LNG Ltd	1,289	1,195	1,788
Avance Gas	880	518	—
TFG Marine	557	—	—
Other related parties	240	197	130

Schedule of related party receivables
A summary of balances due from related parties at December 31, 2020 and 2019 is as follows:

(in thousands of $)	2020	2019
SFL	4,835	4,982
Seatankers Management Co. Ltd	3,578	5,490
Archer Limited	88	94
Golden Ocean	2,336	3,593
Seadrill Limited	25	554
Alta Trading UK Limited	1,263	—
Flex LNG Ltd	366	391
Avance Gas	540	240
Other related parties	224	237
	13,255	15,581

Schedule of Related Party Payables
A summary of balances due to related parties at December 31, 2020 and 2019 is as follows:

(in thousands of $)	2020	2019
SFL	8,978	9,193
Seatankers Management Co. Ltd	3,147	4,037
Golden Ocean	2,040	6,241
Flex LNG Ltd	143	636
TFG Marine	5,369	—
Avance Gas	176	79
	19,853	20,186